Capital and Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 28, 2021 Vote $ / shares shares	Apr. 20, 2021 ARS ($)	Oct. 09, 2019 Vote $ / shares shares	Dec. 31, 2022	Dec. 31, 2021 ARS ($)		Dec. 31, 2020 ARS ($)		Dec. 31, 2019 ARS ($)		Nov. 03, 2021 ARS ($)	Nov. 20, 2020 ARS ($)	May 15, 2020 ARS ($)	Apr. 24, 2019
Capital And Reserves [Line Items]
Percent of legal reserve					20.00%
Dividends paid					$ 4,624,018		$ 18,838,524		$ 7,608,876
Distribution of dividend in nominal value												$ 12,000,000	$ 2,500,000
Dividends					8,987,545	[1]	$ 4,624,018	[2]	7,608,876	[3]
Distribution of profit
Capital And Reserves [Line Items]
Percentage of dividend distribution allowed				20.00%
Dividend distribution, Terms				12 equal, monthly and consecutive installments
Retained earnings [member]
Capital And Reserves [Line Items]
Increase decrease through appropriation of retained earnings, equity		$ 44,424,154			$ 44,424,154
Dividends		8,987,545							$ 7,608,876	[3]
Dividend payables											$ 6,749,594
Previously stated [member] | Retained earnings [member]
Capital And Reserves [Line Items]
Increase decrease through appropriation of retained earnings, equity		29,431,352
Dividends		$ 7,000,000
Dividend payables											$ 6,500,000
BBVA Francs Valores SA [Member]
Capital And Reserves [Line Items]
Par value per share issued | $ / shares	$ 1		$ 1
AcquisitionDate Percentage of Equity Interest in Acquiree held by Acquirer Immediately before Acquisition Date														95.00%
Number of shares issued | shares	50,441		50,441
Common Shares Issued Voting Rights Per Share | Vote	1		1

[1]	Dividends per share amounts to pesos 11.424653
[2]	Dividends per share amounts to pesos 4.080233
[3]	Dividends per share amounts to pesos 3.928698